Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,733,388	$ 2,774,694
Non-Depletable	616,579	722,541
Total	3,349,967	3,497,235
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	838,984	905,501
Non-Depletable	830,541	853,891
Total	1,669,525	1,759,392
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	4,007,555	3,918,680
Non-Depletable	1,480,836	1,815,426
Total	5,488,391	5,734,106
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	203,436
Non-Depletable	24,074	227,510
Total	227,510	227,510
Penasquito [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	258,267	287,493
Non-Depletable	92,305	87,209
Total	350,572	374,702
Antamina [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	279,859	322,148
Non-Depletable	347,075	346,662
Total	626,934	668,810
Constancia [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	202,475	212,173
Non-Depletable	14,569	16,014
Total	217,044	228,187
Other silver interests [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	98,383	83,687
Non-Depletable	376,592	404,006
Total	474,975	487,693
Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	269,834	290,841
Non-Depletable	51,182	53,202
Total	321,016	344,043
Salobo [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,085,359	2,078,666
Non-Depletable	423,985	526,591
Total	2,509,344	2,605,257
Constancia [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	97,539	101,263
Non-Depletable	8,030	9,143
Total	105,569	110,406
San Dimas [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	73,514	87,593
Non-Depletable	108,688	106,774
Total	182,202	194,367
Stillwater [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	199,616	203,163
Non-Depletable	24,694	26,831
Total	224,310	229,994
Stillwater [member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	231,747	238,485
Non-Depletable	9,642	11,484
Total	241,389	249,969
Other gold interests [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	7,526	13,168
Total	$ 7,526	$ 13,168